CAPITAL LEASE (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
CAPITAL LEASE	12. CAPITAL LEASE

The Company is the lessee of office furniture under a capital lease expiring in February 2013.  The assets and liabilities held under capital lease are initially recorded at the lower of the present value of the minimum lease payments or the fair value of the asset.

The assets are depreciated over the lower of the related lease terms or their estimated productive lives.  Depreciation of assets under capital lease is included in depreciation expense for the six months ended June 30, 2011.

The following is a summary of property and equipment held under capital lease:

Office furniture	$22,956
Less: Accumulated depreciation	(9,182)
Property held under capital lease, net	$13,774

Depreciation of assets held under this capital lease for the three and six months ended June 30, 2011 was $2,296 and $4,591. The implicit interest rate under this capital lease is 35%.

Minimum future lease payments under this capital lease as of June 30, 2011, for each of the next 23 months and in the aggregate are as follows:

2011 (6 months remaining)	$4,857
2012	9,714
2013	31
Total minimum lease payments	14,602
Less: Amount representing interest	(2,970)
Present value of obligations under capital lease	11,632
Less: Current portion of obligations under capital lease	(7,150)
Long-term portion of obligations under capital lease	$4,482